Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of profit or loss and other comprehensive income
Net sales	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Cost of sales	(30,236,061)	(28,549,896)	(30,556,819)
Gross profit	13,714,681	10,918,601	8,765,967
Selling expenses	(1,575,890)	(1,350,570)	(1,276,279)
General and administrative expenses	(2,845,282)	(2,527,974)	(1,758,067)
Other income, net	1,549,834	3,924,377	1,752,222
Impairment	(3,155,400)
Operating expenses	(6,026,738)	45,833	(1,282,124)
Profit before equity in earnings of investees, finance results and income taxes	7,687,943	10,964,434	7,483,843
Impairment in associate	(4,672,396)
Interest in earnings of associates	1,719,031	350,399	418,897
Interest in earnings (losses) of joint ventures	(1,229,980)	1,695,945	(92,179)
Equity in earnings of investees	(4,183,345)	2,046,344	326,718
Finance expense	(7,637,116)	(11,337,430)	(4,706,535)
Finance income	2,655,899	3,028,134	5,777,521
Foreign exchange, net	(5,741,359)	1,777,438	260,746
Net effect of derivatives	1,972,859	(1,365,169)	(6,489,668)
Finance results, net	(8,749,717)	(7,897,027)	(5,157,936)
Profit (loss) before income taxes	(5,245,119)	5,113,751	2,652,625
Income taxes
Current	(1,952,203)	(1,645,063)	(1,246,990)
Deferred	(1,238,319)	1,370,637	1,365,394
Income taxes	(3,190,522)	(274,426)	118,404
Profit (loss) for the year from continued operations	(8,435,641)	4,839,325	2,771,029
Profit for the year from discontinued operations, net of tax	273,875	45,419	49,846
Profit (loss) for the year	(8,161,766)	4,884,744	2,820,875
Items that will not be reclassified to profit or loss
Actuarial gain (loss) with defined benefit plan	162,598	(71,550)	80,330
Taxes over actuarial gain (loss) on defined benefit plan	(55,283)	24,327	(27,312)
Items that will never be reclassified to profit or loss	107,315	(47,223)	53,018
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	537,111	(172,501)	917,548
Gain (loss) on cash flow hedge	(393,651)	(125,233)	723
Change in fair value of financial assets, net of taxes			22,395
Items that are or may be reclassified subsequently to profit or loss	143,460	(297,734)	940,666
Total other comprehensive income (loss), net of tax	250,775	(344,957)	993,684
Comprehensive income (loss) from continued operations	(8,184,866)	4,494,368	3,764,713
Comprehensive income from discontinued operations	273,875	45,419	49,846
Total comprehensive income (loss) for the year	(7,910,991)	4,539,787	3,814,559
Profit attributable to:
Owners of the Company	(9,423,795)	1,094,391	1,176,032
Non-controlling interests	1,262,029	3,790,353	1,644,843
Profit (loss) for the year	(8,161,766)	4,884,744	2,820,875
Total comprehensive income (loss) attributable to:
Owners of the Company	(9,172,265)	841,170	2,265,187
Non-controlling interest	1,261,274	3,698,617	1,549,372
Total comprehensive income (loss) for the year	R$ (7,910,991)	R$ 4,539,787	R$ 3,814,559
Earnings (loss) per share of continued operations
Basic	R$ (5.16)	R$ 0.58	R$ 0.62
Diluted	(5.16)	0.58	0.62
Earnings per share of discontinued operations
Basic	0.1	0.01	0.01
Diluted	R$ 0.1	R$ 0.01	R$ 0.01